Stock Options - Key Assumptions Used for Monte Carlo Simulation Option Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2018 JPY (¥) yr	Dec. 31, 2017 JPY (¥)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair values at the grant date	¥ 154,500	¥ 40,816
Series 8 Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair values at the grant date	¥ 40,816
Dividend yield (%)	1.20%
Expected volatility (%)	44.00%
Risk-free interest rate (%)	(0.20%)
Expected life of stock options (years) | yr	5.0
Weighted average share price (yen)	¥ 826
Exercise price (yen)	901
Series nine stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair values at the grant date	¥ 154,500
Dividend yield (%)	0.20%
Expected volatility (%)	55.00%
Risk-free interest rate (%)	(0.20%)
Expected life of stock options (years) | yr	4.1
Weighted average share price (yen)	¥ 4,770
Exercise price (yen)	4,855
Series 6 Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair values at the grant date	¥ 28,355
Dividend yield (%)	1.00%
Expected volatility (%)	46.00%
Risk-free interest rate (%)	0.00%
Expected life of stock options (years) | yr	3.5
Weighted average share price (yen)	¥ 502
Exercise price (yen)	488
Series 7 Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair values at the grant date	¥ 28,464
Dividend yield (%)	0.90%
Expected volatility (%)	47.00%
Risk-free interest rate (%)	(0.30%)
Expected life of stock options (years) | yr	3.8
Weighted average share price (yen)	¥ 572
Exercise price (yen)	¥ 622